Share-based compensation (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense, tax benefit	¥ 0		¥ 0	¥ 0
Share based compensation expenses	2,894		2,889	¥ 365
Unrecognized compensation cost	¥ 7,713
Weighted average recognition period	2 years 7 months 2 days
Weighted average grant-date per-share fair value of options granted | (per share)		$ 0.37
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses	¥ 141,158		¥ 113,518	¥ 88,665
Weighted average recognition period	2 years 8 months 8 days
Unrecognized compensation cost of unvested restricted shares	¥ 337,646
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years
Share-Based Payment Arrangement, Option [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years